TANGIBLE ASSETS - Operating Lease (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 7,235,441	$ 9,100,553	$ 8,973,952
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,746,735	14,281,283	13,387,450	$ 12,789,025
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,505,547)	(5,174,994)	(4,408,512)	(3,833,765)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,747)	(5,736)	(4,986)	(4,849)
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	82,012	38,068	8,911
Property, plant and equipment subject to operating leases [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	100,800	48,203	16,105	13,271
Property, plant and equipment subject to operating leases [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(18,413)	(9,979)	(7,110)	(5,042)
Property, plant and equipment subject to operating leases [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(375)	(156)	$ (84)	$ (33)
Property, plant and equipment subject to operating leases [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	35,287	26,675
Property, plant and equipment subject to operating leases [member] | Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	47,094	33,547
Property, plant and equipment subject to operating leases [member] | Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(11,807)	(6,872)
Property, plant and equipment subject to operating leases [member] | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	43,970	7,892
Property, plant and equipment subject to operating leases [member] | Motor vehicles | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	48,210	9,592
Property, plant and equipment subject to operating leases [member] | Motor vehicles | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,240)	(1,700)
Property, plant and equipment subject to operating leases [member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,755	3,501
Property, plant and equipment subject to operating leases [member] | Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,496	5,064
Property, plant and equipment subject to operating leases [member] | Machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,366)	(1,407)
Property, plant and equipment subject to operating leases [member] | Machinery [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (375)	$ (156)